Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2018
Registrant Name	dei_EntityRegistrantName	AIM TREASURERS SERIES TRUST (INVESCO TREASURER'S SERIES TRUST)
Central Index Key	dei_EntityCentralIndexKey	0000828806
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 21, 2018
Prospectus Date	rr_ProspectusDate	Dec. 21, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A